Summary of Significant Accounting Policies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Line Items]
Fair value carrying amount percentage	50.00%
Economic useful lives, term	14 years 6 months
Workers’ compensation related liabilities	$ 5.2	$ 4.3
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Economic useful lives, term	5 years
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Economic useful lives, term	15 years